TYPE:	13F-HR
PERIOD	03/31/2006
FILER
   CIK	0001357867
   CCC	6cd#roni
SUBMISSION - CONTACT
   NAME	Mena Bielow
   PHONE 305-448-8882

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2006

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28- __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow
Title: Chief Compliance Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

Mena Bielow       Coral Gables, Florida      May 11, 2006

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                       UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total: 113,140


FORM 13F INFORMATION TABLE

    COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4             COLUMN 5              COLUMN 6   COLUMN 7       COLUMN 8
_________________      ______________  ________   _________   ____________________________  __________  ________  _________________
                                                      VALUE       SHRS OR     SH/   PUT     INVESTMENT   OTHER     vOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP      (X$1000)       PRN AMT     PRN   CALL    DISCRETION  MANAGERS  SOLE  SHARED NONE
_________________      ______________  ________   _________   ____________________________  __________  ________  _________________
iSHARES MSCI EAFE            A         464287465    804.89      12,398.20     SH    N/A       SOLE        NO       YES   NO     N/A
iSHARES MSCI JAPAN           A         464286848     72.35       5,024.39     SH    N/A       SOLE        NO       YES   NO     N/A
iSHARES S&P MID VALUE        A         464287705  5,503.14      71,758.25     SH    N/A       SOLE        NO       YES   NO     N/A
iSHARES S&P MID GROWTH       A         464288307     49.65     616,816        SH    N/A       SOLE        NO       YES   NO     N/A
iSHARES S&P SM VALUE         A         464287887    258.73       3,552.98     SH    N/A       SOLE        NO       YES   NO     N/A
iSHARES S&P SMALL GRTH       A         464287879    212.63       1,641.42     SH    N/A       SOLE        NO       YES   NO     N/A
S&P 500 BARRA/VALUE iSHARES  A         464287408    121.53       1,767.38     SH    N/A       SOLE        NO       YES   NO     N/A
S&P 500 iSHARES              A         464287200    739.16       5,689.37     SH    N/A       SOLE        NO       YES   NO     N/A
S&P 500 BARRA GROWTH I SHARE A         464287309     52.24         857.855    SH    N/A       SOLE        NO       YES   NO     N/A
RUSSELL 1000 iSHARES         A         464287622    768.33      10,868.95     SH    N/A       SOLE        NO       YES   NO     N/A
RUSSELL 1000 GROWTH iSHARES  A         464287614 15,841.12     300,362.49     SH    N/A       SOLE        NO       YES   NO     N/A
RUSSELL 2000 iSHARES         A         464287655    270.73       3,563.67     SH    N/A       SOLE        NO       YES   NO     N/A
RUSSELL 3000 iSHARES         A         464287689 88,445.29   1,168,520.16     SH    N/A       SOLE        NO       YES   NO     N/A

/TEXT
/DOCUMENT
/SUBMISSION